Expense Example - GraniteShares Autocallable DRAM ETF	Aug. 21, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	$ 367